BUSINESS COMBINATIONS AND SALES - Property, Plant, and Equipment Useful Lives (Details) - MLSE Transaction	Jul. 01, 2025
Buildings | Minimum | Diminishing Balance
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	30 years
Buildings | Minimum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Buildings | Maximum | Diminishing Balance
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	60 years
Buildings | Maximum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Computer equipment and software | Minimum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Computer equipment and software | Maximum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvements | Minimum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Leasehold improvements | Maximum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	30 years
Equipment and vehicles | Minimum | Diminishing Balance
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Equipment and vehicles | Minimum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Equipment and vehicles | Maximum | Diminishing Balance
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Equipment and vehicles | Maximum | Straight-Line
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	15 years